Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000012133 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000012133 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012133 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012133 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012133 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012133 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012133 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012133 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000012133 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012133 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012133 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012133 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012133 [Member] | Tax Exempt Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000012133 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012135 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012135 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012135 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012135 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012135 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012135 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000012135 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000012135 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012135 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012135 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000012135 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012135 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012136 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012136 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012136 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012136 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000012136 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012136 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000012136 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000012136 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012136 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012136 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000012136 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012136 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012143 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012143 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000012143 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012143 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000012143 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000012143 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000012143 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000012143 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012143 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012143 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000012143 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012143 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000012142 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012142 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000012142 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012142 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000012142 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000012142 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000012142 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000012142 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012142 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012142 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000012142 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012142 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%